GOODWILL AND OTHER INTANGIBLE ASSETS - Changes in Goodwill by Reportable Segments (Details)	9 Months Ended
Sep. 30, 2023 USD ($)
Goodwill [Roll Forward]
Goodwill at beginning of period	$ 0
Goodwill at end of period	140,287,000
Portfolio servicing
Goodwill [Roll Forward]
Goodwill at beginning of period	0
Additions	0
Goodwill at end of period	0
Active management
Goodwill [Roll Forward]
Goodwill at beginning of period	0
Additions	0
Goodwill at end of period	0
Originations
Goodwill [Roll Forward]
Goodwill at beginning of period	0
Additions	140,287,000
Goodwill at end of period	140,287,000
LMA and Abacus
Goodwill [Roll Forward]
Goodwill at end of period	$ 140,287,000